Subsequent events (Details Narrative) - Goldlund [Member] - $ / shares		1 Months Ended
	Mar. 13, 2023	Jan. 24, 2023	Dec. 31, 2022
Statement [Line Items]
Exercise of stock			98,750
Common stock issued			98,750
Dividend per common share	$ 0.011
Share issued in second milestone		215,769